Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Financial Assets and Liabilities

18. Financial Assets and Liabilities

Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2016 and 2017:

	December 31, 2016
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Available for sale marketable securities and other short term investments	Ps.	13,393,646	Ps.	—	Ps.	41,463,511
Accounts receivable from subscribers, distributors, and other, net		175,059,881		—		—
Related parties		740,492		—		—
Derivative financial instruments		—		909,051		—

Total	Ps.	189,194,019	Ps.	909,051	Ps.	41,463,511

Financial Liabilities:
Debt	Ps.	707,801,403	Ps.	—	Ps.	—
Accounts payable		237,265,126		—		—
Related parties		2,971,325		—		—
Derivative financial instruments		—		17,504,910		79,837

Total	Ps.	948,037,854	Ps.	17,504,910	Ps.	79,837

	December 31, 2017
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Available for sale marketable securities and other short term investments	Ps.	12,438,019	Ps.	—	Ps.	46,682,657
Accounts receivable from subscribers, distributors, and other, net		163,085,537		—		—
Related parties		868,230		—		—
Derivative financial instruments		—		8,037,384

Total	Ps.	176,391,786	Ps.	8,037,384	Ps.	46,682,657

Financial Liabilities:
Debt	Ps.	697,884,899	Ps.	—	Ps.	—
Accounts payable		212,673,407		—		—
Related parties		2,540,412		—		—
Derivative financial instruments		—		14,359,460		—

Total	Ps.	913,098,718	Ps.	14,359,460	Ps.	—

Fair value hierarchy

The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Variables other than quoted prices in Level 1 that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices); and

Level 3: Variables used for the asset or liability that are not based on any observable market data (non-observable variables).

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2016 and 2017 is as follows:

	Measurement of fair value at December 31, 2016
	Level 1		Level 2		Level 3		Total
Assets:
Available for sale marketable securities and other short term investments	Ps.	41,463,511	Ps.	13,393,646	Ps.	—	Ps.	54,857,157
Derivative financial instruments		—		909,051		—		909,051
Pension plan assets		214,051,693		8,175,469		118,459		222,345,621

Total	Ps.	255,515,204	Ps.	22,478,166	Ps.	118,459	Ps.	278,111,829

Liabilities:
Debt	Ps.	666,457,233	Ps.	80,214,836	Ps.	—	Ps.	746,672,069
Derivative financial instruments		—		17,584,747		—		17,584,747

Total	Ps.	666,457,233	Ps.	97,799,583	Ps.	—	Ps.	764,256,816

	Measurement of fair value at December 31, 2017
	Level 1		Level 2		Level 3		Total
Assets:
Available for sale marketable securities and other short term investments	Ps.	46,682,657	Ps.	12,438,019	Ps.	—	Ps.	59,120,676
Derivative financial instruments		—		8,037,384		—		8,037,384
Pension plan assets		218,518,358		9,039,270		130,976		227,688,604

Total	Ps.	265,201,015	Ps.	29,514,673	Ps.	130,976	Ps.	294,846,664

Liabilities:
Debt	Ps.	691,769,785	Ps.	63,147,153	Ps.	—	Ps.	754,916,938
Derivative financial instruments		—		14,359,460		—		14,359,460

Total	Ps.	691,769,785	Ps.	77,506,613	Ps.	—	Ps.	769,276,398

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in available for sale securities, specifically the investment in KPN, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized losses related to derivative financial instruments for the years ended December 31, 2016 and 2017 was Ps. 28,878,632 and Ps.1,515,668, respectively.

For the years ended December 31, 2015, 2016 and 2017, no transfers were made between Level 1 and Level 2 fair value measurement hierarchies.

Changes in liabilities arising from financing activities

	At January 1, 2016		Cash flow		Foreing currency exchange and other		At December 31, 2016

Total liabilities from financing activities	Ps.	683,216,744	Ps.	(61,390,813)	Ps.	85,975,472	Ps.	707,801,403

	At January 1, 2017		Cash flow		Foreing currency exchange and other		At December 31, 2017

Total liabilities from financing activities	Ps.	707,801,403	Ps.	(27,433,489)	Ps.	17,516,985	Ps.	697,884,899